Operating Lease - Schedule of Future Payments Leases (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Payments Leases [Abstract]
2026	$ 3,530
2027	3,530
2028	3,530
2029	3,530
2030	3,530
Thereafter	42,360
Total	60,010
Less imputed interest	(21,423)
Total lease liability at December 31, 2025	$ 38,587